CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ₨ in Millions, $ in Millions	INR (₨)	USD ($)	Share capital[member] INR (₨)		Share capital[member] USD ($)	Share premium [member] INR (₨)	Share premium [member] USD ($)	Treasury shares [member] INR (₨)	Treasury shares [member] USD ($)	Share based payments reserve [member] INR (₨)	Share based payments reserve [member] USD ($)	Fair value reserve [Member] INR (₨) [1]	Fair value reserve [Member] USD ($)	[1]	Foreign currency translation reserve [member] INR (₨)	Foreign currency translation reserve [member] USD ($)	Hedging reserve [member] INR (₨)	Hedging reserve [member] USD ($)	Capital redemption reserve [member] INR (₨)	Capital redemption reserve [member] USD ($)	Special Economic Zone Reinvestment Reserve [Member] INR (₨) [2]	Special Economic Zone Reinvestment Reserve [Member] USD ($)	[2]	Debenture Redemption Reserve [Member] INR (₨) [3]	Debenture Redemption Reserve [Member] USD ($)	[3]	Actuarial gains/ (losses) [member] INR (₨)	Actuarial gains/ (losses) [member] USD ($)	Retained earnings [member] INR (₨)		Retained earnings [member] USD ($)
Beginning Balance at Mar. 31, 2019	₨ 140,197		₨ 830			₨ 8,210		₨ (535)		₨ 990		₨ (1,910)			₨ 4,032		₨ 156		₨ 173		₨ 0			₨ 0			₨ (395)		₨ 128,646
Total comprehensive income
Profit for the year	19,498		0			0		0		0		0			0		0		0		0			0			0		19,498
Net change in fair value of equity and debt instruments, net of tax (expense)/benefit	(476)		0			0		0		0		(495)			0		0		0		0			0			0		19	[4]
Foreign currency translation adjustments, net of tax (expense)/benefit	311		0			0		0		0		0			311		0		0		0			0			0		0
Effective portion of changes in fair value of cash flow hedges, net of tax (expense)/benefit	(719)		0			0		0		0		0			0		(719)		0		0			0			0		0
Actuarial loss on post-employment benefit obligations, net of tax (expense)/benefit	35		0			0		0		0		0			0		0		0		0			0			35		0
Total comprehensive income for the year	18,649		0			0		0		0		(495)			(311)		(719)		0		0			0			35		19,517
Transactions with owners of the Company
Issue of equity shares on exercise of options	11		1			285		3		(278)		0			0		0		0		0			0			0		0
Share-based payment expense	521		0			0				521		0			0		0		0		0			0			0		0
Purchase of treasury shares	(474)		0			0		(474)		0		0			0		0		0		0			0			0		0
Dividend paid	(3,916)		0			0				0		0			0		0		0		0			0			0		(3,916)
Total transactions with owners of the Company	(3,858)		1			285		(471)		243		0			0		0		0		0			0			0		(3,916)
Ending Balance at Mar. 31, 2020	154,988		831			8,495		(1,006)		1,233		(2,405)			4,343		(563)		173		0			0			(360)		144,247
Total comprehensive income
Profit for the year	17,238		0			0		0		0		0			0		0		0		0			0			0		17,238
Net change in fair value of equity and debt instruments, net of tax (expense)/benefit	3,956		0			0		0		0		3,945			0		0		0		0			0			0		11	[4]
Foreign currency translation adjustments, net of tax (expense)/benefit	706		0			0		0		0		0			706		0		0		0			0			0		0
Effective portion of changes in fair value of cash flow hedges, net of tax (expense)/benefit	804		0			0		0		0		0			0		804		0		0			0			0		0
Actuarial loss on post-employment benefit obligations, net of tax (expense)/benefit	(143)		0			0		0		0		0			0		0		0		0			0			(143)		0
Total comprehensive income for the year	22,561		0			0		0		0		3,945			706		804		0		0			0			(143)		17,249
Transactions with owners of the Company
Issue of equity shares on exercise of options	269		1			392		232		(356)		0			0		0		0		0			0			0		0
Share-based payment expense	584		0			0		0		584		0			0		0		0		0			0			0		0
Purchase of treasury shares	(1,193)		0			0		(1,193)		0		0			0		0		0		0			0			0		0
Dividend paid	(4,147)		0			0		0		0		0			0		0		0		0			0			0		(4,147)
Total transactions with owners of the Company	(4,487)		1			392		(961)		228		0			0		0		0		0			0			0		(4,147)
Transfer to special economic zone re-investment reserve, net of reversal of Rs.127	0		0			0		0		0		0			0		0		0		1,402			0			0		(1,402)
Transfer from special economic zone re-investment reserve on utilization	0		0			0		0		0		0			0		0		0		(76)			0			0		76
Total (D)	0		0			0		0		0		0			0		0		0		1,326			0			0		(1,326)
Ending Balance at Mar. 31, 2021	173,062		832			8,887		(1,967)		1,461		1,540			5,049		241		173		1,326			0			(503)		156,023
Total comprehensive income
Profit for the year	23,568	$ 311	0			0		0		0		0			0		0		0		0			0			0		23,568
Net change in fair value of equity and debt instruments, net of tax (expense)/benefit	(3,241)		0			0		0		0		(3,241)			0		0		0		0			0			0		0
Foreign currency translation adjustments, net of tax (expense)/benefit	(214)		0			0		0		0		0			(214)		0		0		0			0			0		0
Effective portion of changes in fair value of cash flow hedges, net of tax (expense)/benefit	594		0			0		0		0		0			0		594		0		0			0			0		0
Actuarial loss on post-employment benefit obligations, net of tax (expense)/benefit	(22)		0			0		0		0		0			0		0		0		0			0			(22)		0
Total comprehensive income for the year	20,685	273	0			0		0		0		(3,241)			(214)		594		0		0			0			(22)		23,568
Transactions with owners of the Company
Issue of equity shares on exercise of options	334		0	[5]		393		366		(425)		0			0		0		0		0			0			0		0
Share-based payment expense	592		0			0		0		592		0			0		0		0		0			0			0		0
Dividend paid	(4,146)		0			0		0		0		0			0		0		0		0			0			0		(4,146)
Total transactions with owners of the Company	(3,220)		0	[5]		393		366		167		0			0		0		0		0			0			0		(4,146)
Transfer to special economic zone re-investment reserve, net of reversal of Rs.127	0		0			0		0		0		0			0		0		0		(571)			0			0		571
Transfer to debenture redemption reserve	0		0			0		0		0		0			0		0		0		0			304			0		(304)
Total (D)	0		0			0		0		0		0			0		0		0		(571)			304			0		267
Ending Balance at Mar. 31, 2022	₨ 190,527	2,511	₨ 832			₨ 9,280		₨ (1,601)		₨ 1,628		₨ (1,701)			₨ 4,835		₨ 835		₨ 173		₨ 755			₨ 304			₨ (525)		₨ 175,712
Transactions with owners of the Company
Convenience translation into U.S.$ (See note 2(d)) | $		$ 2,511			$ 11		$ 122		$ (21)		$ 22		$ (22)			$ 64		$ 11		$ 2		$ 10			$ 4			$ (7)			$ 2,316

[1]	Represents mark to market gain or loss on financial assets classified as fair value through other comprehensive income (“FVTOCI”). Depending on the category and type of the financial asset, the mark to market gain or loss is either reclassified to the income statement or to retained earnings upon disposal of the investment.
[2]	The Company has created a Special Economic Zone (“SEZ”) Reinvestment Reserve out of profits of its eligible SEZ Units in accordance with the terms of Section 10AA(1) of the Indian Income Tax Act, 1961. This reserve is to be utilized by the Company for acquiring Plant and Machinery in accordance with Section 10AA(2) of such Act.
[3]	The Company has created a Debenture Redemption Reserve out of profits of its subsidiary Aurigene Pharmaceutical Services Limited that issued debentures in accordance with the terms of Section 18(7)(iv) & 18(7)(v) AA(1) of the of Companies (Share Capital and Debentures) Rules, 2014. This reserve is to be utilized by the Company for payment of dividend and redemption of debentures.
[4]	Represents gain on disposal of financial instruments classified as FVTOCI instruments re-classified to retained earnings.
[5]	Rounded to the nearest million.